Supplemental cash flow information (Schedule of Non-Cash Investing and Financing Activities) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Non-Cash Investing and Financing Activities
Acquisition of CHI		$ 700,000
Convertible debt settlement		668,610
Conversion of accounts payable into long-term promissory notes	100,000
Common shares issued in settlement of accrued and unpaid salaries	12,250	116,000
Reallocation of conversion rights reserve on settlement of convertible debt		92,966
Reallocation of share-based payment and other reserve on warrant exercise		$ 26,200